U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



  1.     Name  and  address of issuer: Global Utility  Fund,
          Inc.,  100 Mulberry Street, Gateway Center  Three,
          Newark, New Jersey 07102-4077.

  2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                      [X]

  3.     Investment Company Act File Number:  811-5695.
          Securities Act File Number:  33-37356.

  4(a). Last day of fiscal year for which this Form is filed:
          September 30, 1998.

    (b). [x]  Check  box  if this Form is being  filed  late
          (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

  Note: If the Form is being filed late, interest must be paid on the registration fee due.

    (c). [ ] Check box if this is the last time the issuer will be filing this Form

  5.     Calculation of registration fee:

   (i)   Aggregate sale price of securities
          sold during the fiscal year pursuant
          to section 24(f):                  $    24,049,930

   (ii)  Aggregate price of securities redeemed
          or repurchased during the fiscal year
          (if applicable):                   $    78,301,700
   (iii) Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11,
          1995 that were not previously used to
          reduce registration fees payable to the
          Commission.                        $    80,229,805

   (iv)  Total available redemption credits
          [add items 5(ii) and 5(iii)].      $   158,601,505

   (v)   Net sales - If item 5(i) is greater
          than Item 5(iv) [subtract item 5(iv)
          from item 5(i)].                   $             0

   (vi)  Redemption credits available for use
          in future years.
          -if item 5(i) is less than item 5(iv)
          [subtract item 5(iv) from item 5(i)].            $     134,551,575

   (vii) Multiplier for determining registration
          fee (See instruction C.9):         x       .000264

   (viii)Registration fee due
          [multiply item 5(v) by item 5(vii)]
          enter "0" if no fee is due.        =$            0

  6.     Prepaid Shares

               If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
          2,362,015. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

  7.     Interest due - if this Form is being filed
         more than 90 days after the end of the of
         the issuer's fiscal year (See Instruction D):   +$     0

                                             8.Total amount of the registration
fee due
            plus any interest due [line 5(viii) plus
         line 7]:                           =$            0
         9.          Date  the  registration  fee  and   any
interest payment was
       sent to the Commission's lockbox depository:

         Method of Delivery:

                    [ ] Wire Transfer
                    [ ] Mail or other means


                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David F. Connor
                    Secretary

Date  December 21, 1999


T/DFC/GUF/24f-2_12-99